Restricted Stock Units (Tables) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Outstanding RSUs

The following table sets forth the movements in the number of outstanding RSUs for the year ended December 31, 2019:

	Number of shares	Weighted-average grant date fair value (per share)
Non-vested as of December 31, 2018	—	$—
Granted	3,336,095	8.25
Non-vested as of December 31, 2019	3,336,095	$8.25

Summary of RSUs Compensation Expense

RSUs compensation expense for the year ended December 31, 2019 was $996,000, which was recorded as follows (in thousands):

Year Ended December 31, 2019
Research and development	$299
Sales and marketing	115
General and administrative	582
Total	$996